Intangible assets, net (Tables)	6 Months Ended
Sep. 30, 2021
Intangible assets, net
Summary of intangible assets

	As of
	September 30, 2021	March 31, 2021
Software	$6,154,206	$5,867,028
Courseware	32,256,970	31,835,306
Copyrights	11,169,779	10,850,212
	49,580,955	48,552,546
Less: accumulated amortization	(32,436,537)	(28,136,085)
Intangible assets, net	$17,144,418	$20,416,461

Schedule of amortization amount of intangible asset

2022	$7,006,241
2023	4,265,070
2024	3,046,814
2025	2,150,571
Thereafter	675,722
Total	$17,144,418